Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000004016
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Investor Class
Trading Symbol	PRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Investor Class	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 8,171,483,000
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	87.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,171,483
Number of Portfolio Holdings	138

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.2%
Industrials & Business Services	13.2
Financials	9.8
Consumer Discretionary	7.7
Communication Services	5.8
Health Care	5.3
Energy	5.3
Consumer Staples	2.3
Materials	1.6
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.8%
Alphabet	3.8
Taiwan Semiconductor Manufacturing	3.6
Broadcom	3.3
Apple	3.3
Unilever	2.3
Delta Electronics	1.9
Amazon.com	1.8
Samsung Electronics	1.8
ASML Holding	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000033095
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Advisor Class
Trading Symbol	PAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Advisor Class	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 8,171,483,000
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	87.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,171,483
Number of Portfolio Holdings	138

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.2%
Industrials & Business Services	13.2
Financials	9.8
Consumer Discretionary	7.7
Communication Services	5.8
Health Care	5.3
Energy	5.3
Consumer Staples	2.3
Materials	1.6
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.8%
Alphabet	3.8
Taiwan Semiconductor Manufacturing	3.6
Broadcom	3.3
Apple	3.3
Unilever	2.3
Delta Electronics	1.9
Amazon.com	1.8
Samsung Electronics	1.8
ASML Holding	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184320
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	I Class
Trading Symbol	TRGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - I Class	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 8,171,483,000
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	87.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,171,483
Number of Portfolio Holdings	138

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.2%
Industrials & Business Services	13.2
Financials	9.8
Consumer Discretionary	7.7
Communication Services	5.8
Health Care	5.3
Energy	5.3
Consumer Staples	2.3
Materials	1.6
Other	0.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.8%
Alphabet	3.8
Taiwan Semiconductor Manufacturing	3.6
Broadcom	3.3
Apple	3.3
Unilever	2.3
Delta Electronics	1.9
Amazon.com	1.8
Samsung Electronics	1.8
ASML Holding	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless